Shareholders’ equity (Details) - USD ($)	1 Months Ended			2 Months Ended
	Dec. 31, 2023	May 31, 2023	Apr. 30, 2023	May 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Common stock, value authorized	$ 140,010,000				$ 140,010,000
Common stock, shares authorized (in shares)	140,010,000				140,010,000
Common stock, par value per share (in USD per share)	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
IPO
Subsidiary, Sale of Stock [Line Items]
Common shares issued (in shares)			7,720,000	8,630,000
Offering price (in USD per share)			$ 5.80
Net proceeds from the offering				$ 44,900,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Common shares issued (in shares)		910,000
Private placement
Subsidiary, Sale of Stock [Line Items]
Common shares issued (in shares)	3,117,143
Offering price (in USD per share)	$ 5.64
Net proceeds from the offering	$ 16,900,000